ICA File No.:  811-9118
                                              File No.:  33-98454

      As filed with the Securities and Exchange Commission on
                      December 6, 1995
Custom footers, yo.

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C.  20549


                            FORM N-2

                (Check appropriate box or boxes)

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                Pre-Effective Amendment No.        1
                Post-Effective Amendment No.
                             and/or
 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                Amendment No.       1


DEM, Inc.
Exact Name of Registrant as Specified in Charter

The World Trade Center - Baltimore, 401 E. Pratt Street, 28th
Floor, Baltimore, MD  21202
Address of Principal Executive Offices                 (Number,
Street, City, State, Zip Code)

(800) 752-1013
Registrant's Telephone Number, including Area Code

CSC - Lawyer's Incorporating Service Company, 11 E. Chase Street,
Baltimore, MD  21202
Name and Address                        (Number, Street, City,
State, Zip Code of Agent for Service)

As soon as practicable after the effective date of this registration statement
Approximate Date of Proposed Public Offering


If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.



It is proposed that this filing will become effective (check appropriate box)

          when declared effective pursuant to section 8(c)

If appropriate, check the following box:

            this [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment]
[registration statement].

                 CALCULATION OF REGISTRATION FEE
  Title of      Amount     Proposed     Proposed     Amount of
 Securities     Being      Maximum       Maximum    Registration
    Being     Registered   Offering     Aggregate     Fee (2)
 Registered               Price Per     Offering
                           Unit (1)     Price (1)

Common Stock  1,000,000     $15.00     $15,000,000     $6,173
                shares


  (1) Estimated solely for the purpose of calculating the registration fee.
  (2)    Including $1,000 registration fee under the Investment
     Company Act of 1940.

      The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

BA3DOCS1/0024440.03

                            DEM, INC.
                            Form N-2
                      Cross-Reference Sheet


Part A
Item No.  Caption                         Location in Prospectus

 1.       Outside Front Cover ......................
Outside Front Cover Page of
                                            Prospectus
 2.       Inside Front and Outside Back   Front Cover Page;
Inside Front
            Cover Page                    Cover Page; Outside
Back Cover
                                            Page
 3.       Fee Table and Synopsis          Prospectus Summary;
Company
                                            Expenses
 4.       Financial Highlights            Not Applicable
 5.       Plan of Distribution            Front Cover Page,
Prospectus
                                            Summary; Plan of
Distribution
 6.       Selling Shareholders            Not Applicable
 7.       Use of Proceeds                 Use of Proceeds
 8.       General Description of the Registrant        Front
Cover Page; Prospectus
                                            Summary; The Company;
                                            Investment Objectives
and
                                            Policies; Risk
Factors; Common
                                            Stock
 9.       Management                      Management of the
Company;
                                            Custodian, Transfer
Agent and
                                            Dividend Paying Agent
and
                                            Registrar
10.       Capital Stock, Long-Term Debt and
             Other Securities             Common Stock; Dividends
and
                                            Distributions;
                                            Dividend Reinvestment
Plan
11.       Defaults and Arrears on Senior
            Securities                    Not Applicable
12.       Legal Proceedings               Not Applicable
13.       Table of Contents of the Statement of
            Additional Information        Further Information

Part B                                    Statement of Additional
Item No.                                  Information Caption



14.       Cover Page                      Cover Page
15.       Table of Contents               Cover Page
16.       General Information and History    Not Applicable
   17.    Investment Objectives and Policies      Investment
Objectives and
                                            Policies; Brokerage
and
                                            Portfolio
Transactions
18.       Management                      Officers and Directors
19.       Control Persons and Principal Holders of
            Securities                    See Management of the
Company
                                            in the Prospectus
20.       Investment Advisory and Other Services       See
Management of the Company
                                            in the Prospectus;
Brokerage
                                            and Portfolio
Transactions
21.       Brokerage Allocation and Other
            Practices                     Brokerage and Portfolio
                                            Transactions
22.       Tax Status                      Taxation
    23.   Financial Statements            Report of Independent
Public
                                            Accountants;
Statements of
                                            Assets and
Liabilities

PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement

                   1,000,000 Shares Maximum
                    333,334 Shares Minimum
                          DEM, Inc.
                        Common Stock

      DEM, Inc. (the "Company") is a newly organized, non-diversified, closed-end management investment company. The Company's principal investment objective is long-term growth through capital appreciation through investment in companies that it believes are positioned for growth. Both capital appreciation and income will be considered in the selection of investments, but primary emphasis will be on capital appreciation. See "Investment Objectives and Policies." The address of the Company is The World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, and its telephone number is (800) 752-1013. The Company's investment adviser is Chapman Capital Management, Inc. See "MANAGEMENT OF THE COMPANY."

     Prior to this offering, there has been no public market for the Company's shares of common stock ("Common Stock"). Shares of closed-end investment companies have in the past frequently traded at discounts from their net asset values. The risk associated with this characteristic of closed-end investment companies may be greater for investors purchasing shares in the initial public offering and expecting to sell the shares soon after the completion thereof. An investment in the Company involves certain other risks. See "Risk Factors." The Common Stock has been conditionally approved for initial inclusion on the Nasdaq SmallCap MarketSM under the symbol "DEMI".

      This Prospectus sets forth concisely the information about the Company that a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated December 6, 1995, containing additional information about the Company, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Statement of Additional Information, the table of contents of which appears on page 24 of this Prospectus, may be obtained without charge by calling (800) 752-1013.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  Price to      Sales Load     Proceeds to
                   Public          (1)         Company (2)

Per Share      $15.00         $1.05           $13.95

Total Minimum  $5,000,000     $350,000        $4,650,000

Total Maximum  $15,000,000    $1,050,000      $13,950,000

   (1) The Company has agreed to indemnify the Underwriter against certain liabilities under the Securities Act of 1933.
   (2) Before deducting organizational and offering expenses payable by the Company, estimated to be $117,100.

      The shares of Common Stock offered by this Prospectus are offered on a best efforts basis by the Underwriter subject to prior sale, withdrawal, cancellation or modification of the offer without notice, to delivery to and acceptance by the Underwriter and to certain further conditions.

      The termination date of the offering is on the earlier to occur of the sale of the Total Maximum number of shares of Common Stock or sixty days after the effective date of this Prospectus (the "Termination Date") unless extended by the Underwriter for an additional thirty days. This offering is conditioned upon the sale of an aggregate minimum of 333,334 shares of Common Stock. All funds will be held by UMB Bank, N.A. as escrow agent and returned, with interest, if the minimum of 333,334 shares is not sold by the Termination Date.

     December 6, 1995                        The Chapman
Co.
                               Underwriter

                     PROSPECTUS SUMMARY


      The following summary is qualified in its entirety  by
the  more  detailed information included elsewhere  in  this
Prospectus.   Cross  references  in  this  summary  are   to
headings in the body of the Prospectus

The  Company.   The  Company  is  a  newly  organized,  non-
diversified, closed-end management investment company.   See
"THE COMPANY."

      Investment Objectives and Policies. The principal investment objective of the Company is long-term growth through capital appreciation. Both capital appreciation and income will be considered in the selection of investments, but primary emphasis will be on capital appreciation. The Company will retain maximum flexibility as to the types of investments it may make and it will be permitted to invest in portfolio companies with large and small market capitalizations. The Company, however, intends to seek to invest a substantial portion of its assets in securities of domestic emerging companies with smaller market capitalizations. There can be no assurance that the Company's objectives will be achieved. The Company's investment objectives and policies, other than those specified under "INVESTMENT OBJECTIVES AND POLICIES -- Fundamental Policies" in the Statement of Additional Information may be changed by the Board of Directors without the approval of stockholders.

      To achieve the Company's investment objectives, the Company may invest in a wide variety of types of portfolio companies and will seek to identify those companies it believes are positioned for growth. While the Company expects to invest in portfolio companies with large and small market capitalization, the Company believes that investing in small companies may offer the potential for significant long-term capital appreciation. Most of the Company's investments are expected to be in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets. To the extent the Company invests in companies with smaller market capitalization, the securities of such companies may be traded in such over-the-counter
markets   as   the  OTC  Bulletin  BoardSM  and   the   Pink
SheetsSM.

While the primary objective of the Company is to seek long-term growth through capital appreciation, the Company may invest its assets in income producing securities such as non-convertible preferred stock, bonds, debentures, notes, and other similar securities if the Investment Adviser deems such investments advisable.

The Company will not invest in foreign securities (including
American  Depository Receipts) or restricted  securities  as defined under Rule 144.
                              1

      The Offering. A maximum of 1,000,000 shares (the "Maximum") and a minimum of 333,334 shares (the "Minimum") of Common Stock will be offered on a best efforts basis at a price of $15.00 by The Chapman Co., acting as the dealer manager on an agency basis (the "Underwriter"). The Termination Date of the offering is on the earlier to occur of the sale of all of the shares of Common Stock offered hereby or sixty days after the effective date of this
Prospectus unless extended by the Underwriter for an additional thirty days. The offering is conditioned upon the sale of an aggregate minimum of 333,334 shares of Common Stock. The minimum purchase is 100 shares. See "PLAN OF DISTRIBUTION."

       Trading   Market.    The  Common   Stock   has   been
conditionally approved for initial inclusion on  the  Nasdaq
SmallCap MarketSM.

     Stock Symbol.  "DEMI."

      Investment Adviser. Chapman Capital Management, Inc. will act as the Company's investment adviser (the "Investment Adviser" or "CCM"). The Investment Adviser is a wholly-owned subsidiary of the Underwriter. The Investment Adviser has been in the investment counseling business since 1988 and as of November 30, 1995 had approximately $200 million under management. The Company will pay the Investment Adviser a fee for services provided to the Company that will be computed monthly and paid monthly at the annual rate of .90% of the value of the Company's average weekly net assets during the immediately preceding month. See "MANAGEMENT OF THE COMPANY -- Investment Adviser."

     Administrator. CCM will also act as the Company's administrator. The Company will pay CCM a fee for services provided to the Company that is computed monthly and paid monthly at the annual rate of .15% of the value of the Company's average weekly net assets during the immediately preceding month. Fund/Plan Services, Inc. will act as the Company's custody administrator and agent. The Company will pay Fund/Plan Services, Inc. a fee for services provided to the Company that is payable monthly in arrears computed as of the last business day of the month at the annualized rate of .02%, .015% and .01% of the first $30 million, the next $70 million and any amount over $100 million, respectively, of the Company's net assets, subject to a minimum monthly fee of $400. See "MANAGEMENT OF THE COMPANY-- Administrator."

      Custodian.  UMB Bank, N.A., will act as the  Company's
custodian.   See "CUSTODIAN, TRANSFER AGENT, DIVIDEND-PAYING
AGENT, REGISTRAR AND PLAN AGENT."
                              2

Transfer Agent, Dividend-Paying Agent, Registrar and Plan Agent. Fund/Plan Services, Inc. will act as the Company's transfer agent, dividend-paying agent, registrar and agent under the Company's Dividend Reinvestment Plan. See "CUSTODIAN, TRANSFER AGENT, DIVIDEND-PAYING AGENT, REGISTRAR AND PLAN AGENT."

      Dividends and Distributions. The Company intends to pay quarterly dividends from its net investment income, if any, (that is, income other than net realized capital gains) and to distribute net realized capital gains, if any, annually. All dividends or distributions with respect to shares of Common Stock will be reinvested automatically in additional shares through participation in the Company's Dividend Reinvestment Plan, unless a shareholder elects to receive cash. See "DIVIDENDS AND DISTRIBUTIONS; DIVIDEND REINVESTMENT PLAN."

     Risk Factors. Investments in Small Companies and Thinly Traded Issues. Although the Investment Adviser believes that investing in small companies offers the potential for significant long-term capital appreciation, it also presents significant risks. The Company is designed for long-term investors who have the financial ability to accept greater investment risk in exchange for the potential of higher than average, long-term capital appreciation. Small companies may be subject to greater earnings fluctuation, lack of established markets for products or services, more limited financial resources and less depth of experienced management than larger or more well established companies. Securities of small companies generally have more limited marketability and may be subject to greater price volatility than securities of larger companies. Furthermore, such companies are often traded on markets such as the OTC Bulletin BoardSM and the Pink SheetsSM where the trading market is thinner and the spread between bid and offer prices is larger than on the major exchanges or Nasdaq system. The nature of these trading markets may limit the flexibility of the Company to divest of portfolio securities quickly and at a reasonable price in response to market conditions. See "RISK FACTORS -- Investment in Small Companies".

           No Assurance of Public Market. The Company is a newly-formed corporation; therefore, prior to this offering, there has been no market for the shares of Common Stock. Although an application has been made to include the shares in the Nasdaq System there can be no assurance that a trading market for the shares will develop after this offering or that, if developed, such market will be sustained. See "RISK FACTORS -- No Assurance of Public Market".

            Prior Experience of the Investment Adviser. Although the Investment Adviser has acted as investment manager for various balanced and equity portfolios, and is currently acting as an investment adviser for an open-end diversified management investment company, it has not acted as an adviser to a closed-end management investment company. See "RISK FACTORS -- No Assurance of Public Market; -- Prior Experience of the Investment Adviser".

          Non-Diversified Status. The Company is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended, which means that the Company is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Company intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. As a non-diversified investment company, the Company may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. See "RISK FACTORS -- Non-Diversified Status".

           Special Factors Relating to Closed-End Companies. The Company is a non-diversified, closed-end investment company designed for long-term investment and investors should not consider it a trading vehicle. Shares of closed-end investment companies frequently trade at a discount from net asset value. The Company cannot predict whether its shares will trade at, below or above net asset value. See "RISK FACTORS -- Special Factors Relating to Closed-End Companies"; "INVESTMENT OBJECTIVES AND POLICIES."

           Anti-Takeover Provisions in Charter. Certain provisions of the Company's Charter may have the effect of inhibiting the Company's possible conversion to open-end status and limiting the ability of other persons to acquire control of the Company's Board of Directors. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices. See "COMMON STOCK--Anti-Takeover Provisions in the Charter"

                      COMPANY EXPENSES

           The following table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Company, based on the sales load that will be incurred at the time of purchase and an estimate of the Company's operating expenses:

Shareholder Transaction Expenses

     Sales Load (as a percentage of offering price)    7%
     Dividend Reinvestment Plan Fees(1)    0%

                                          Minimum  Maximum
Annual Expenses (as a percentage of net assets) (2)Offering
Offering
          Management Fees                    .90%    .90%
          Other Expenses(3)                 2.19%
 .83%
          Total Annual Expenses (estimated)         3.09%
1.73%

______________________

   1. There is no charge to participants for reinvesting dividends and capital gains distributions (the fees of the Plan Agent (as defined below) are paid by the Company). Participants are charged a pro rata share of brokerage commissions on all open market purchases. Currently, a $5.00 fee is charged by the Plan Agent upon any cash withdrawal or termination. This amount is in addition to any brokerage commissions charged to participants upon any cash withdrawal or termination of participation in the Plan. See "DIVIDEND REINVESTMENT PLAN".

2.   See "USE OF PROCEEDS" and "MANAGEMENT OF THE COMPANY".

   3. Does not include expenses of the Company incurred in connection with the offering and organization of the Company estimated at $117,100. "Other Expenses," as shown above, is based upon estimated amounts of expenses for the Company's first fiscal year.


           The following examples demonstrate the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Company. These amounts are based upon payment by an investor of a 7% sales load and payment by the Company of operating expenses (excluding organizational and offering expenses) at the levels set forth in the table above.

          Example

          Assuming the Minimum number of shares are sold, an
investor  would  pay  the following  expenses  on  a  $1,000 investment, assuming a 5% annual return and reinvestment of all dividends and distributions at net asset value:

         1 Year    3 Years   5 Years   10 Years
         $101      $160      $221      $385

          Example

          Assuming the Maximum number of shares are sold, an
investor  would  pay  the following  expenses  on  a  $1,000 investment, assuming a 5% annual return and reinvestment of all dividends and distributions at net asset value:

          1 Year    3 Years   5 Years   10 Years
          $87       $121      $157      $258

           The purpose of the foregoing tables is to assist the investor in understanding the various costs and expenses that an investor in the Company will bear directly or indirectly assuming the Maximum or Minimum number of shares, respectively, is sold. "Other Expenses" are based on estimated amounts for the current fiscal year. These examples should not be considered representations of future expenses of the Company and actual expenses may be greater or less than those shown. Moreover, while the examples assume a 5% annual return, the Company's performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all dividends and distributions at net asset value, participants in the Company's Dividend Reinvestment Plan may receive shares purchased or issued at a price or value different from net asset value. See "DIVIDENDS AND DISTRIBUTIONS"; "DIVIDEND REINVESTMENT PLAN."
                              7

                         THE COMPANY

           DEM, Inc. is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company's principal investment objective is long-
term  growth  through  capital appreciation.   Both  capital
appreciation and income will be considered in the selection of investments, but primary emphasis will be on capital
appreciation.   See  "INVESTMENT OBJECTIVES  AND  POLICIES".
The Company, which was incorporated under the laws of the State of Maryland on October 20, 1995, is registered under
the  1940  Act.  The Company has no operating history.   The
Company's  principal office is located at  The  World  Trade
Center-Baltimore,  401  East  Pratt  Street,   28th   Floor,
Baltimore, Maryland 21202. The Company's telephone number is (800) 752-1013.

                       USE OF PROCEEDS

           Assuming the Maximum and Minimum number of shares of Common Stock is sold, the net proceeds of the offering will be approximately $13,832,900 and $4,532,900, respectively, after deducting the sales load and estimated organizational and offering expenses of the Company.

           The net proceeds of the offering will be invested in accordance with the Company's investment objectives and policies as soon as practicable after completion of this offering; the Company currently anticipates being fully invested within 90 days of the completion of this offering. Pending such investment, the proceeds may be invested in cash, high quality short-term debt securities, and/or high quality money market instruments.

              INVESTMENT OBJECTIVES AND POLICIES

           The principal investment objective of the Company is long-term growth through capital appreciation. Both capital appreciation and income will be considered, but primary emphasis will be on capital appreciation. While the Company will retain maximum flexibility as to the types of investments it may make and will be permitted to invest in portfolio companies with large and small market capitalizations, the Company intends to invest a substantial portion of its assets in securities of domestic emerging companies with smaller market capitalizations. Some of these investments may involve the purchase of securities directly from the portfolio company in an initial or other public offering of the portfolio company.

           To achieve the Company's investment objectives, the Company may invest in a wide variety of types of portfolio companies and will seek to identify those companies it believes are positioned for growth. While the Company expects to invest in portfolio companies with large and small market capitalization, the Company believes that investing in small companies may offer the potential for significant long-term capital appreciation. Most of the Company's investments are expected to be in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets. To the extent the Company invests in companies with smaller market capitalization, the securities of such companies may be traded in such over-the-counter markets as OTC Bulletin BoardSM and the Pink SheetsSM.

           While the primary objective of the Company is to seek long-term growth through capital appreciation, the Company may invest its assets in income producing securities such as non-convertible preferred stock, bonds, debentures, notes, and other similar securities if the Investment Adviser deems such investments advisable.

           The Company will not invest in foreign securities
(including   American  Depository  Receipts)  or  restricted
securities as defined under Rule 144.

           The Company's investment objectives and policies, other than those specified in the Statement of Additional Information under "INVESTMENT OBJECTIVES AND POLICIES --
Fundamental Policies," may be changed by the Board of Directors without the approval of stockholders.

           The Company retains the flexibility to respond promptly to changes in market conditions. During times when the Investment Adviser believes a temporary defensive posture in the market is warranted, including times of economic uncertainty, the Company may hold cash (U.S. dollars) and/or invest any portion or all of its assets in high quality short-term debt securities and money market instruments. It is impossible to predict when or for how long the Company will employ defensive strategies, and to the extent it is so invested, the Company may not achieve its investment objectives. The Company will also invest in the instruments described above pending investment of the net proceeds of the offering.

           In addition to investments in marketable common stocks, marketable securities convertible into common stock and other securities consistent with the Company's investment objectives, the Company may, but is not required to, utilize various investment techniques for hedging, risk management and other investment purposes. These investment techniques may include, but are not limited to, lending of portfolio securities and entering into repurchase agreements.

           The Company may seek to increase its income by lending portfolio securities. Such securities loans will be secured by collateral in cash, cash equivalents,

     U.S. government securities, or such other collateral as may be permitted under the Company's investment program and by regulatory agencies. Additionally, the Company may enter, without limitation, into "repurchase agreements" pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. Repurchase agreements facilitate portfolio management and allow the Company to earn additional revenue. If the Company enters into repurchase agreements, it will do so in order to increase liquidity or as a temporary investment while the Company is evaluating the acquisition of suitable investments. See "INVESTMENT OBJECTIVES AND POLICIES" in the Statement of Additional Information.

            The   following  are  some  of   the   Company's
fundamental policies which it may not change without the approval of the holders of a majority of its outstanding voting securities. The Company will not invest in foreign securities (including American Depository Receipts) or restricted securities as defined in Rule 144. For more information about the Company and its investment objectives and policies, including fundamental policies, see "INVESTMENT OBJECTIVES AND POLICIES" in the Statement of Additional Information.

                        RISK FACTORS

           Investors should consider the following risk factors associated with an investment in the Company.

           An investment in the Company's shares does not constitute a complete investment program since it involves the greater market risks inherent in seeking higher returns and is not recommended for short-term or risk averse investors. No assurance can be given that securities of small emerging companies will appreciate, that a sufficient number of appropriate investments will be available or that the Company's particular investment choices will be successful. The prices of securities in which the Company may invest may also be more volatile than securities of issuers with larger market capitalizations and the Company's net asset value may therefore be subject to greater fluctuation than other investment companies that invest in equity securities.

Investment in Small Companies.

             Because   the   Company   intends   to   invest
substantially  all of its assets in securities  of  emerging companies with small market capitalizations, an investor should be aware of certain special considerations and risk factors relating to investments in such companies. No assurance can be given that securities of small emerging companies will appreciate, that a sufficient number of appropriate investments will be available or that the Company's particular investment choices will be successful. Investors should also be aware of considerations and risks relating to the Company's investment practices. An investment in the Company should not itself be considered a balanced investment program and is intended to provide diversification as part of a more complete investment program. The Company is intended for long-term investors not seeking current income, who have the financial ability to accept greater investment risk in exchange for the potential of higher than average, long-term capital appreciation.

           Investing in small capitalization stocks can involve greater risk than is customarily associated with investing in securities of larger, more established companies. Small emerging companies may be subject to greater earnings fluctuation, lack of established markets for products or services, more limited financial resources and less depth of experienced management. Securities of small emerging companies generally have more limited marketability and may be subject to greater price volatility than securities of larger companies. They may be dependent for management on one or a few key persons, and can be more susceptible to losses and risks of bankruptcy. Transaction and trading costs in smaller capitalization stocks may be higher than those of larger capitalization companies, primarily because of more limited volumes and fewer active market markers. These risks are in addition to the risks normally associated with any strategy seeking capital appreciation by investing in a portfolio of equity securities. Furthermore, such companies are often traded on markets such as the OTC Bulletin BoardSM and the Pink SheetsSM where the trading market is thinner and the spread between bid and offer prices is often larger than on the major exchanges or Nasdaq system. The nature of these trading markets may limit the flexibility of the Company to divest of portfolio securities quickly and at a reasonable price in response to market conditions.

No Assurance of Public Market

            The Company is a newly-formed corporation; therefore, prior to this offering, there has been no market for the shares of Common Stock. The Common Stock has been conditionally approved for initial inclusion on the Nasdaq SmallCap MarketSM under the symbol "DEMI". However, there can be no assurance that a trading market for the shares will develop after this offering or that, if developed, such market will be sustained.

Prior Experience of the Investment Adviser

           The Investment Adviser has acted as investment manager for various balanced and equity portfolios. Further, the Investment Adviser has acted and is currently acting as an investment adviser and manager for The Chapman Funds, Inc., an open-end, diversified management investment company which offers two money market funds. However, the Investment Adviser has not acted as an adviser to a closed-end management investment company.
                             11

Non-Diversified Status

           The Company is classified as a non-diversified investment company under the 1940 Act, which means that the Company is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Company intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As a non-diversified investment company, the Company may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risk with respect to its portfolio securities.

Special Factors Relating to Closed-End Companies

           The Company is a non-diversified, closed-end investment company designed for long-term investment and investors should not consider it as a trading vehicle. Shares of closed-end investment companies frequently trade at a discount from net asset value. The Company cannot predict whether its shares will trade at, below or above net asset value. See "INVESTMENT OBJECTIVES AND POLICIES."

                  MANAGEMENT OF THE COMPANY

Board of Directors

           The business and affairs of the Company are managed under the direction of the Company's Board of Directors, and the day to day operations of the Company are conducted through or under the direction of the officers of the Company. The Company's Statement of Additional Information contains information as to the identity and background of the Company's directors and officers.

Investment Adviser

             The Investment Adviser, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement ("Advisory and Administrative Services Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Company in accordance with the Company's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Adviser was established in 1988 and is located at The World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. The Investment Adviser is a wholly-owned subsidiary of The Chapman Co., the Underwriter. Nathan A. Chapman, Jr., who is the controlling stockholder, President, Chief Executive Officer and Chairman of the Underwriter, is President and Chairman of the Board of Directors of the Company and

President, Chief Executive Officer and Chairman of the Board of Directors of the Investment Adviser.

            The Investment Adviser has sole investment discretion for the Company and will make all decisions affecting assets in the Company's portfolio under the supervision of the Company's Board of Directors and in accordance with the Company's stated policies. The Investment Adviser will select investments for the Company and will place purchase and sale orders on behalf of the Company. The advisory fee payable to the Investment Adviser will be payable monthly in arrears computed at the annualized rate of .90% of the Company's average weekly net assets during the preceding month.

           The Investment Adviser has been in the investment advisory business since 1988 and has served as the investment adviser to The Chapman Funds, Inc., a registered diversified open-end management investment company since 1988 which offers two money market funds. In addition, the Investment Adviser serves as portfolio manager to private accounts. The Investment Adviser currently has approximately $200 million in assets under management.


Portfolio Management

           Nathan A. Chapman, Jr. who has been the President and Chief Executive Officer of the Investment Adviser since 1988, is primarily responsible for management of the Company's assets. Mr. Chapman is the President and Chairman of the Board of the Company. Mr. Chapman also is and has been President and Chairman of the Board of Directors of The Chapman Funds, Inc. since its inception in 1988. Mr. Chapman founded The Chapman Co., which owns the Investment Adviser, in 1987 and has been its President, Chief Executive Officer and Chairman of the Board since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. As Mr. Chapman is the chief executive officer of a brokerage and investment banking firm, he will not devote his full time to the management of the Company's portfolio.

Administrator

            The Investment Adviser also serves as the Company's administrator (the "Administrator") pursuant to the Advisory and Administrative Services Agreement. The
Administrator is located at The World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. Under the Advisory and Administrative Services Agreement, the administration fee payable to the Administrator will be payable monthly in arrears computed at the amortized rate of .15% of the Company's average weekly net assets during the preceding month.

           The Administrator will provide office facilities and personnel adequate to perform the following services for the Company: oversight of the determination and publication of the Company's net asset value in accordance with the Company's policy as adopted from time to time by the Board of Directors; maintenance, and oversight of the maintenance, of the books and records of the Company as required under the 1940 Act; assistance in the preparation and filing of the Company's U.S. federal, state and local income tax returns; review of and arrangement for payment of the Company's expenses; preparation of financial information for the Company's proxy statements and quarterly, semi-annual and annual reports to the shareholders; preparation of certain of the Company's reports to the Securities and Exchange Commission; preparation of various reports relating to the business and affairs of the Company, including the performance of the Company's service providers; consultation with the Company's officers, accountants, legal counsel and others; responding to or referring shareholder inquiries; and assistance with such other services as generally may be required to carry on the business and operations of the Company properly. See "MANAGEMENT OF THE COMPANY --
Investment  Adviser"  for a discussion of  the  relationship
between        the       Company       and        Investment
Adviser/Administrator.

           Fund/Plan Services, Inc. serves as the Company's custody administrator and agent (the "Custody Administrator") pursuant to the Custody Administration and Agency Agreement. The Custody Administrator is located at 2 West Elm Street, Conshohocken, Pennsylvania 19428. Under the Custody Administration and Agency Agreement, the fee payable to the Custody Administrator will be payable monthly in arrears computed as of the last business day of the month at the annualized rate of .02%, .015% and .01% of the first $30 million, the next $70 million and any amount over $100 million, respectively, of the Company's net assets, subject to a minimum monthly fee of $400.

            The Custody Administrator will provide the following services for the Company: coordinate and process portfolio trades; input and verify portfolio trades; monitor pending and failed security trades; coordinate communications between brokers and banks to resolve operational problems; advise the Company of any corporate action information, address and follow up on any dividend or interest discrepancies; process the Company's expenses; interface with the accounting services provider and the transfer agent to research and resolve custody cash problems; and provide daily and monthly reports.


Estimated Expenses

           The Investment Adviser/Administrator is obligated to pay expenses associated with providing the services contemplated by the Advisory and Administrative

     Services Agreement. The Company pays all other expenses incurred in the operation of the Company including, among other things, expenses for legal and independent public accountants' services, costs of printing proxies, stock certificates and shareholder reports, charges of the custodian, any sub-custodians and the transfer and dividend-paying agent, expenses in connection with the Company's Dividend Reinvestment Plan, Securities and Exchange Commission fees, fees and expenses of unaffiliated directors, accounting and pricing costs, membership fees in trade associations, fidelity bond coverage for the Company's officers and employees, directors' and officers' errors and omissions insurance coverage, interest, brokerage costs and stock exchange fees, taxes, stock exchange listing fees and expenses, expenses of qualifying the Company's shares for sale in various states and foreign jurisdictions, litigation and other extraordinary or nonrecurring expenses and other expenses properly payable by the Company.

           In addition to the monthly fee payable under the Custody Administration and Agency Agreement, the Company is obligated to pay certain transactions charges and to reimburse the Custody Administrator monthly for all out-of-pocket expenses including telephone, postage, telecommunications, special reports, record retention and copying and sending materials to independent accountants for off-site audits.

           The Company may utilize The Chapman Co. in connection with a purchase or sale of securities when the
Investment Adviser believes that, in accordance with the considerations set forth above regarding portfolio investments, the broker's charge for the transaction does not exceed usual and customary levels. In the event that the services of The Chapman Co. are utilized in connection with a purchase or sale of securities to or by the Company, its commissions, fees or other remuneration for effecting such transaction will not exceed usual and customary broker's commissions if the sale is effected on a securities exchange or two percent of the sales price if the sale is effected in connection with a secondary distribution of such securities or one percent of the purchase or sale price of such securities if the sale is otherwise effected unless a larger commission is approved by the Securities and Exchange Commission. The Chapman Co. is a full-service brokerage and investment banking firm. As such, it provides financial and advisory services pursuant to agreements to a variety of emerging companies that fit within the Company's investment objectives. As a result, the Company may invest in companies that have such agreements with The Chapman Co. or its affiliates.

           Assuming a Minimum and Maximum number of shares are sold, the Investment Adviser estimates that the Company's annual operating expenses, including advisory, administrative and custody fees, exclusive of amortization of organization expenses, will be approximately $154,500 and $259,500, respectively. No assurance can be given, in light of the investment objectives and policies, however, that actual annual operating expenses will not be substantially more or less than this estimate.
                             15

           Costs incurred by the Company in connection with its organization are $28,340 and will be amortized on a straight-line basis over 60 months starting at the commencement of operations. Offering expenses in a Minimum and Maximum offering are estimated at $438,800 and $1,138,800, respectively, will be payable upon completion of the offering and will be charged to capital upon the commencement of investment operations of the Company.


Principal Shareholder

           As of the date of this Prospectus, the Investment Adviser was the record and beneficial owner of 6,667 shares, all of the outstanding shares of the Company's Common Stock, and thus is deemed to "control" the Company as that term is defined in the 1940 Act. The shares held by the Investment Adviser are intended to enable the Company to meet the initial capitalization requirement imposed under the 1940 Act. The Investment Adviser has undertaken that the shares were purchased for investment purposes only and that they will be sold only pursuant to a registration statement under the Securities Act of 1933, as amended, or an applicable exemption therefrom.


                 DIVIDENDS AND DISTRIBUTIONS

          The Company expects to pay quarterly dividends of net investment income (other than net realized gains) to the holders of the Company's Common Stock. Under the Company's current policy, which may be changed at any time by the Company's Board of Directors, the Company's quarterly dividends will be made at a level that reflects the past and projected performance of the Company, which policy over time will be expected to result in the distribution of all net investment income of the Company. Net investment income of the Company consists of all interest and dividend income accrued on the Company's assets less all expenses of the Company. Expenses of the Company are accrued each day. Net realized capital gains, if any, will be distributed to the stockholders at least once a year. For more information concerning the tax treatment of distributions to stockholders, see "TAXATION."

                 DIVIDEND REINVESTMENT PLAN

           Under the Company's Dividend Reinvestment Plan (the "Plan"), a stockholder whose shares of Common Stock are registered in his own name will have all distributions from the Company reinvested automatically by Fund/Plan Services, Inc. (the "Plan Agent") as agent under the Plan, unless the stockholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless that service is not provided by the broker or nominee or the stockholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Company stockholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of Fund/Plan Services, Inc. as dividend-paying agent.

           If the Company declares a dividend or capital gains distribution payable either in shares of Common Stock or in cash, stockholders who are not Plan participants will receive cash, and Plan participants will receive the equivalent amount in shares of Common Stock. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the Valuation Date (as defined below), Plan participants will be issued shares of Common Stock valued at the net asset value most recently determined as described in this Prospectus under "Net Asset Value" or, if net asset value is less than 95% of the then current market price of the Common Stock, then at 95% of the market value. The Valuation Date is the dividend or capital gains distribution payment date or, if that date is not a trading day, the immediately preceding trading day.

           If the market price of the Common Stock is less than the net asset value of the Common Stock, or if the Company declares a dividend or capital gains distribution payable only in cash, a broker-dealer not affiliated with the Company, as purchasing agent for Plan participants (the "Purchasing Agent"), will buy Common Stock in the open market, on the Nasdaq System or elsewhere, for the participants' accounts. If, following the commencement of the purchases and before the Purchasing Agent has completed its purchases, the market price exceeds the net asset value of the Common Stock, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Company at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Purchasing Agent has completed its purchases, the Purchasing Agent is permitted to cease purchasing shares and the Company may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Purchasing Agent has terminated open market purchases and the Company has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Company issues the remaining shares. The Plan Agent will apply all cash received as a dividend or capital gains distribution to purchase  Common  Stock  on  the  open  market  as  soon  as practicable after the payment date of the dividend or capital gains distribution, but in no event later
                             17
      than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

           The Plan Agent will maintain all stockholder accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by a stockholder for personal and tax records. The automatic reinvestment of dividends and capital gains will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan.

           Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. The Plan Agent's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Company. No brokerage charges apply with respect to shares of Common Stock issued directly by the Company as a result of dividends or capital gains distributions payable either in Common Stock or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions. Plan participants may terminate their participation in the Plan by written notice to the Plan
Agent; provided that any such notice received by the Plan Agent less than ten days before the record date for any dividend shall not be effective with respect to such dividend or distribution. Currently, a $5.00 fee is charged by the Plan Agent upon any cash withdrawal or termination.

           Experience under the Plan may indicate that changes to it are desirable. The Company reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by the Plan Agent, with the Company's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to the Plan Agent, 2 West Elm Street, Conshohocken, Pennsylvania 19428.

                          TAXATION

           The following discussion reflects applicable tax laws as of the date of this Prospectus.

Taxation of the Company

          The Company intends to elect and qualify each year to be treated as a regulated investment company (a "RIC") for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended. In order to so qualify, the Company must satisfy certain tests regarding the source of its income,diversification of its assets and distribution of its income. If the Company otherwise qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income, then the Company will not be subject to federal income tax on the income so distributed. However, the Company would be subject to corporate income tax on any undistributed income. In addition, the Company will be subject to a nondeductible 4% excise tax on the amount by which the amount it distributes in any calendar year is less than a statutorily designated, required amount of its regulated investment company income and its capital gain net income (generally 98%).

          The Company may acquire securities that do not pay interest currently in an amount equal to their effective interest rate, such as zero coupon, pay-in-kind, or delayed interest securities. As the holder of such a security, the Company is required to include in taxable income original issue discount that accrued on the security for the taxable year, even if the Company receives no payment on the security during the year. Because the Company must distribute annually substantially all of its investment company taxable income, including any original issue discount, in order to qualify as a RIC and to avoid imposition of the 4% excise tax, the Company may be required in a particular year to distribute dividends in an amount that is greater than the total amount of cash the Company actually receives as distributions on the securities it owns. Those annual distributions will be made from the Company's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Company may realize capital gains or losses from those sales, which would increase or decrease the Company's investment company taxable income or net capital gain.

           If in any year the Company should fail to qualify under Subchapter M as a regulated investment company, the Company would incur a regular corporate income tax upon its taxable income for the year, and the entire amount of its distribution would generally be characterized as ordinary income.

Taxation of Stockholders

     Distributions

           In general, all distributions to stockholders attributable to the Company's investment company taxable income will be taxable as ordinary income whether paid in cash or reinvested in additional shares of Common Stock pursuant to the Dividend Reinvestment Plan.

           Although the Company does not expect to realize significant net capital gains, to the extent the Company does realize net capital gains, it intends to distribute such gains annually and designate them as capital gain dividends. Long-term capital gains dividends are taxable to stockholders as long-term capital gains, whether paid in cash or reinvested in additional shares of Common Stock, regardless of how long a stockholder has held Company shares.

           Stockholders receiving distributions in the form of additional shares of Common Stock purchased pursuant to the Dividend Reinvestment Plan will be treated for federal income tax purposes as having received the amount of cash used to purchase such shares. In general, the basis of such shares will equal the price paid by the Plan Agent for such shares, including brokerage commissions. For additional information, see "DIVIDEND REINVESTMENT PLAN."

     Sales of Shares

           In general, if a share of Common Stock is sold, the seller will recognize gain or loss equal to the difference between the amount realized on the sale and the seller's adjusted basis in the share. Capital gain or loss will be long-term capital gain or loss if the Common Stock that was sold had been held for more than one year. However, any loss recognized by a stockholder on Common Stock held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the stockholder and the stockholder's share of undistributed net capital gain. In addition, any loss realized on a sale of shares of Common Stock will be disallowed to the extent the shares disposed of are replaced within a period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any gain or loss realized upon a sale of Common Stock by a stockholder who is not a dealer in securities will generally be treated as capital gain or loss.

     Backup Withholding

           The Company may be required to withhold federal income tax at the rate of 31% of any dividend or redemption payments made to certain stockholders if such stockholders have not provided a correct taxpayer identification number and certain required certifications to the Company, or if the Secretary of the Treasury notifies the Company that the taxpayer identification number provided by a stockholder is not correct or that the stockholder has previously underreported its interest and dividend income. Stockholders can credit such withheld income taxes against their income tax liabilities.

           The foregoing discussion is a summary of certain of the current federal income tax laws regarding the Company and investors in the shares of Common Stock and does not deal with all of the federal income tax consequences applicable to the Company, or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Company. For additional tax information, see "TAXATION" in the Company's Statement of Additional Information.

              CUSTODIAN, TRANSFER AND DIVIDEND-
                 PAYING AGENT AND REGISTRAR

           UMB Bank, N.A., located at 928 Grand Avenue, Kansas City, Missouri 64105 will act as the custodian for the Company's assets. Fund/Plan Services, Inc., located at 2 West Elm Street, Conshohocken, Pennsylvania 19428 will act as the Company's dividend-paying agent, transfer agent and registrar.

                    PLAN OF DISTRIBUTION

          The Company is offering up to 1,000,000 shares of Common Stock. The shares of Common Stock will be offered on a "best-efforts" basis, by The Chapman Co., acting as the dealer-manager on an agency basis (the "Underwriter"). The offering has an aggregate minimum of 333,334 shares of Common Stock. The Termination Date of the offering is on the earlier to occur of the sale of all of the shares of Common Stock or sixty days after the effective date of this Prospectus unless extended by the Underwriter for an additional thirty days. All funds will be held by UMB Bank, N.A., as escrow agent and returned, with interest, if the minimum of 333,334 shares is not sold by the Termination Date of the offering.

           Chapman Capital Management, Inc., the Company's Administrator and Investment Adviser is a wholly-owned subsidiary of the Underwriter. The principal business address of the Underwriter is 401 E. Pratt Street, 28th Floor, Baltimore, Maryland 21202.

          The Common Stock will be offered to the public at $15.00 per share. The Underwriter will be paid a management fee of $.40 per share sold. In addition, the Underwriter and any other broker-dealer participating in the selling group will be paid a commission not in excess of $.65 per share sold.

          In the Placement Agency Agreement, the Company has agreed to indemnify the Underwriter and its controlling persons with respect to certain liabilities, including liabilities under the Securities Act of 1933 Act, as amended.

           The Underwriter has informed the Company that it does not intend to confirm sales to any accounts over which it exercises discretionary authority.

          To the extent permitted under the 1940 Act and the rules and regulations promulgated thereunder, the Company anticipates that the Underwriter may from time to time act as broker or dealer in connection with the execution of its portfolio transactions after it has ceased to be the Underwriter and, subject to certain restrictions under the 1940 Act, may act as broker while it is the Underwriter.

           Prior to this offering, there has been no public market for the shares of Common Stock. The Common Stock has been conditionally approved for initial inclusion on the Nasdaq SmallCap MarketSM under the symbol "DEMI".

           The minimum investment requirement is 100 shares.
Investors should consult their brokers concerning the manner and method of payment for shares of the Company.

           The Underwriter may make a market in the Common Stock after trading in the Common Stock has commenced on the Nasdaq SmallCap MarketSM. The Underwriter, however, is not obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at its sole discretion. No assurance can be given as to the liquidity of, or the trading market for, the Common Stock as a result of any such market-making activities.


                        COMMON STOCK

           The Company is authorized to issue 500,000,000 shares of capital stock par value $.00001 per share, all of which shares have been classified as Common Stock. All shares of Common Stock have equal rights as to dividends and voting privileges and, when issued, will be fully paid and nonassessable. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of Common Stock is
                             22
entitled to its proportion of the Company's assets after debts and expenses. Shareholders are entitled to one vote per share and do not have cumulative voting rights.

           The Company has no present intention of offering additional shares, except that additional shares may be issued under the Plan. See "Dividends and Distributions; Dividend Reinvestment Plan." Other offerings of shares, if made, will require approval of the Company's Board of Directors. Any additional offering will be subject to the requirement of the 1940 Act that shares not be sold at a price below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing shareholders or with the consent of a majority of the Company's outstanding shares.

     Anti-Takeover Provisions in the Charter

           The Company has provisions in its Charter and Bylaws that could have the effect of limiting the ability of other entities or persons to acquire control of the Company, to cause it to engage in certain transactions or to modify its structure. Commencing with the first annual meeting of stockholders, the Board of Directors will be divided into three classes having initial terms of one, two and three years, respectively. At the annual meeting of stockholders in each year thereafter, the term of one class will expire and directors will be elected to serve in the class for terms of three years. This provision could delay for up to two years the replacement of a majority of the Board of
Directors. The Charter provides that the maximum number of directors that may constitute the Company's entire board is twelve. The maximum number of directors may be increased only by the affirmative vote of at least 75% of the Directors and of the holders of 75% of the shares of the Company entitled to be cast on the matter, unless approved by at least 75% of the Continuing Directors, as defined below, in which case a majority of the votes entitled to be cast by shareholders of the Company will be required to approve such action. A director may be removed from office with or without cause only upon the vote 75% of the shares of the Company entitled to be cast on the matter.

           In addition, conversion of the Company from a closed-end to an open-end investment company requires the affirmative vote of at least 75% of the directors and of the holders of 75% of the shares of the Company entitled to be cast on the matter, unless approved by at least 75% of the Continuing Directors, as defined below, in which case a majority of the votes entitled to be cast by shareholders of the Company will be required to approve such conversion. If the Company were to be converted into an open-end investment company, it could be restricted in its ability to redeem its shares (otherwise than in kind) because, in light of the limited depth of the markets for certain securities in which the Company may invest, there can be no assurance that the Company could realize the then market value of the portfolio securities the Company would be required to liquidate to meet redemption requests.

           The affirmative votes of at least 75% of the directors and the holders of at least 75% of the shares of the Company are required to authorize any of the following transactions:

      (i) merger, consolidation or share exchange of the Company with or into any other person;
      (ii) issuance or transfer by the Company (in one or a series of transactions in any 12-month period) of any securities of the Company to any other person or entity for cash, securities or other property (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding sales of securities of the Company in connection with a public offering, issuances of securities of the Company pursuant to a dividend reinvestment plan adopted by the Company or pursuant to a stock dividend and issuances of securities of the Company upon the exercise of any stock subscription rights distributed by the Company;
     (iii) sale, lease, exchange, mortgage, pledge, transfer or other disposition by the Company (in one or a series of transactions in any 12-month period) to or with any person of any assets of the Company having an aggregate fair market value of $1,000,000 or more, except for portfolio transactions effected by the Company in the ordinary course of business and except with respect to repurchases or redemptions of shares of the Company (transactions within clauses (i) and (ii) and this clause (iii) each being known individually as a "Business Combination");
      (iv) any proposal as to the voluntary liquidation or dissolution of the Company or any amendment to the Company's Charter to terminate its existence; and
      (v) any shareholder proposal as to specific investment decisions made or to be made with respect to the Company's assets.

          However, in the case of a Business Combination, a 75% shareholder vote will not be required if the transaction is approved by a vote of at least 75% of the Continuing Directors. In such case, a majority of the votes entitled to be cast by shareholders of the Company will be required to approve such transaction if it is a transaction described in clause (i) or a transaction described in clause (iii) that involves a merger, consolidation or share transfer or a transfer of substantially all of the Company's assets with respect to which a shareholder vote is required under applicable state law and no shareholder vote will be required to approve such transaction if it is any other Business Combination. In addition, a 75% shareholder vote will not be required with respect to a transaction described in clause (iv) above if it is approved by a vote of at least 75% of the Continuing Directors (as defined below), in which case a majority of the votes entitled to be cast by shareholders of the Company will be required to approve such transaction.

          A "Continuing Director" is any member of the Board of Directors of the Company (i) who is not a person or affiliate of a person who enters or proposes to enter into a Business Combination with the Company (such person or affiliate, an "Interested

     Party") and (ii) who has been a member of the Board of Directors of the Company for a period of at least 12 months (or since the commencement of the Company's operations, if less than 12 months) or is a successor of a Continuing Director recommended by a majority of the Continuing Directors then on the Board of Directors of the Company.

          The Company's Bylaws contain provisions the effect of which is to prevent matters, including nominations of directors, from being considered at shareholders' meetings where the Company has not received sufficient prior notice of the matters.

          Reference is made to the Charter and Bylaws of the Company, on file with the Securities and Exchange Commission, for the full text of these provisions. See "FURTHER INFORMATION." These provisions could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Company in a tender offer or similar transaction. In the opinion of the Board of Directors, however, these provisions offer several possible advantages. They may require persons seeking control of the Company to negotiate with its management regarding the price to be paid for the shares required to obtain such control, they promote continuity and stability and they enhance the Company's ability to pursue long-term strategies that are consistent with its investment objectives. The Board of Directors has determined that the foregoing voting requirements, which are generally greater than the minimum requirements under Maryland law and the 1940 Act, are in the best interests of shareholders generally.


                 STOCK PURCHASES AND TENDERS

           The Company's Board of Directors may consider, from time to time, but not more frequently than once every two years, repurchases of Common Stock on the open market or in private transactions or the making of tender offers for Common Stock. The Company does not have a fundamental policy with respect to the repurchase of Common Stock and these repurchases are discretionary. There can be no assurance that the Board of Directors will, in fact, decide to effect repurchase of the Company's shares. See "STOCK PURCHASES AND TENDERS" in the Statement of Additional Information.

                        LEGAL MATTERS

           Venable, Baetjer and Howard, LLP, Baltimore, Maryland, as counsel for the Company, will render an opinion as to certain legal matters regarding the due authorization and valid issuance of the Common Stock being offered pursuant to this Prospectus. In addition, Venable, Baetjer and Howard, LLP serves as counsel to the Underwriter on an on-going basis. The Underwriter has not been separately represented in this offering. Venable, Baetjer and Howard, LLP also serves as counsel to Chapman Capital Management, Inc. on an on-going basis.

                   REPORTS TO SHAREHOLDERS

           The  Company  will send semi-annual  and  audited
annual   reports  to  shareholders,  including  a  list   of
investments held.

                           EXPERTS

           The Statement of Assets and Liabilities of the Company as of November 30, 1995 included in this Prospectus and elsewhere in the Registration Statement has been audited by Arthur Andersen LLP, independent public accountants as indicated in their report with respect thereto, and is included herein in reliance upon the authority of said firm as experts in auditing and accounting in giving said report.
                             26

                     FURTHER INFORMATION

           This Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Company has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by its Rules and Regulations.

           As  stated  above,  the Statement  of  Additional
Information contains further information about the  Company.
The  table  of  contents  of  the  Statement  of  Additional
Information is as follows:

                                               Page
     Investment Objectives and Policies        A-2
     Net Asset Value                           A-4
     Taxation                                  A-5
     Officers and Directors                    A-9
     Brokerage and Portfolio Transactions      A-12
     Stock Purchases and Tenders               A-13
     Report of Independent Public Accountants  A-16
     Statement of Assets and Liabilities       A-17

      No person has been authorized to give any information or to make any representations not contained in this Prospectus or the Statement of Additional Information and, if given or made, the information or representations must not be relied upon as having been authorized by the Company, the Company's Investment Adviser or Underwriter. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any security other than the shares of Common Stock offered by this Prospectus, nor does it constitute an offer to sell or a solicitation of an offer to buy the shares of Common Stock by anyone in any jurisdiction in which the offer or solicitation would be unlawful. Neither the delivery of this Prospectus nor any sale made hereunder will, under any circumstances, create any implication that there has been no change in the affairs of the Company since the date of this Prospectus. If any material change occurs while this Prospectus is required by law to be delivered, however, this Prospectus will be supplemented or amended accordingly.
                             27

                                Dividends and Distributions
                                15
                                Dividend Reinvestment Plan
                                15
      No  dealer, salesman,     Taxation       17
or  other  person has  been     Custodian, Transfer and
authorized  to   give   any     Dividend-
information or to make  any        Paying Agent and
representation          not     Registrar      19
contained      in      this     Plan of Distribution
Prospectus.   If  given  or     19
made,  such information  or     Common Stock        20
representation must not  be     Stock Purchases and Tenders
relied upon as having  been     23
authorized  by the  Company     Legal Matters       23
or  any Underwriter.   This     Reports to Shareholders
Prospectus     does     not     23
constitute an offer to sell     Experts        23
or  the solicitation of  an     Further Information      24
offer  to  buy any security
other  than the  shares  of     [/TABLE]
Common  Stock  offered   by       _______________________
this  Prospectus, nor  does
it  constitute an offer  to            Until  December  31,
sell or the solicitation of     1995  (25  days  after  the
an  offer to buy shares  of     date  of  this Prospectus),
Common  Stock by anyone  in     all    dealers    effecting
any  jurisdiction in  which     transactions in the  Common
such  offer or solicitation     Stock,   whether   or   not
would be unlawful.  Neither     participating    in    this
the    delivery   of   this     distribution,    may     be
Prospectus  nor  any   sale     required   to   deliver   a
made hereunder shall, under     Prospectus.   This  is   in
any  circumstances,  create     addition  to the obligation
an  implication that  there     of  dealers  to  deliver  a
has  been no change in  the     Prospectus when  acting  as
facts  as set forth in  the     Underwriters    and    with
Prospectus   or   in    the     respect  to  their   unsold
affairs   of  the   Company     allotments               or
since   the  date   hereof.     subscriptions.
[/R]

  _______________________

     TABLE OF CONTENTS


                       Page

    Prospectus Summary           1,000,000 Shares Maximum
1

   333,334 Shares
Company Expenses         4              Minimum
The Company              7
Use of Proceeds          7               DEM, Inc.
Investment Objectives and
Policies                 7
Risk Factors             9
Management of the Company              Common Stock
11









       _____________

        PROSPECTUS

       _____________




___________________________
             _



















       The Chapman Co.
        Underwriter
   December 6, 1995







        Statement of Additional Information Dated December 6,
                            1995


                            DEM, INC.

               STATEMENT OF ADDITIONAL INFORMATION

      DEM,  Inc.  (the  "Company") is  a  newly  organized,  non-
diversified,  closed-end  management  investment  company.    The
Company's  primary  investment  objective  is  long-term   growth
through  capital  appreciation.  Both  capital  appreciation  and income  will  be considered in the selection of investments,  but primary emphasis will be on capital appreciation.  To achieve the
Company's investment objectives, the Company may invest in a wide variety  of  types  of  portfolio companies,  and  will  seek  to identify  those companies it believes are positioned for  growth.
While  the Company expects to invest in portfolio companies  with large and small market capitalization, the Company believes  that
investing  in  small  companies  may  offer  the  potential   for
significant long-term capital appreciation.

       This  Statement  of  Additional  Information  is   not   a
prospectus, but should be read in conjunction with the Prospectus for  the Company dated December 6, 1995 (the "Prospectus").  This
Statement  of  Additional Information does not  include  all  the information  that a prospective investor should  consider  before purchasing  the Company's shares of common stock,  and  investors should obtain and read the Prospectus prior to purchasing shares.
A  copy  of  the  Prospectus may be obtained without  charge,  by calling the Company at (800) 752-1013.

                        TABLE OF CONTENTS
                                                     Page
     Investment Objectives and Policies              A-2
     Net Asset Value                                 A-4
     Taxation                                        A-5
     Officers and Directors                          A-9
     Brokerage and Portfolio Transactions            A-12
     Stock Purchases and Tenders                     A-13
     Report of Independent Public Accountants        A-16
     Statement of Assets and Liabilities             A-17

      The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

      This Statement of Additional Information is dated December
                           6, 1995

                INVESTMENT OBJECTIVES AND POLICIES

           The principal investment objective of the Company is long-term growth through capital appreciation. Both capital appreciation and income will be considered, but primary emphasis will be on capital appreciation. While the Company will retain maximum flexibility as to the types of investments it may make and will be permitted to invest in portfolio companies with large and small market capitalizations, the Company intends to seek to invest a substantial portion of its assets in securities of domestic emerging companies with smaller market capitalizations. Some of these investments may involve the purchase of securities directly from the portfolio company in an initial or other public offering of the portfolio company.

           To achieve the Company's investment objectives, the Company may invest in a wide variety of types of portfolio companies and will seek to identify those companies it believes are positioned for growth. While the Company expects to invest in portfolio companies with large and small market capitalizations, the Company believes that investing in small companies may offer the potential for significant long-term capital appreciation. Most of the Company's investments are expected to be in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets. To the extent the Company invests in companies with smaller market capitalization, the securities of such companies may be traded in such over-the-counter markets as OTC Bulletin BoardSM and the Pink SheetsSM.

           While the primary objective of the Company is to seek long-term growth through capital appreciation, the Company may invest its assets in income producing securities such as non-convertible preferred stock, bonds, debentures, notes, and other similar securities if the Investment Adviser deems such investments advisable.

           The  Company  will  not invest in  foreign  securities
(including American Depository Receipts) or restricted securities as defined under Rule 144.

           The Company is authorized to lend securities it holds to brokers, dealers and other financial organizations, but it will not lend securities to any affiliate of the Investment Adviser, or Underwriter, unless the Company applies for and receives specific authority to do so from the Securities and Exchange Commission. The Company's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities that will be maintained at all times in a segregated account in an amount equal to the current market value of the loaned securities. From time to time, the Company may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Company and that is acting as a "finder."

          By lending its securities, the Company can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The portfolio will adhere to the following conditions whenever it lends its securities: (1) the Company must receive at least 100% cash collateral or equivalent securities from the borrower, which amount of collateral will be maintained by daily marking to market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral;
(3)  the Company must be able to terminate the loan at any  time;
(4) the Company must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Company may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Company's Board of Directors must terminate the loan and regain the Company's right to vote the securities.

            The Company may enter, without limitation, into "repurchase agreements" pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. A repurchase agreement arises when a buyer such as the Company purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit the Company to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Company requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Company might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Company might be delayed in, or prevented from, selling the collateral for the Company's benefit. The Company's Board of Directors has established procedures, which will be periodically reviewed by the Board, pursuant to which the Investment Adviser will monitor the creditworthiness of the dealers and banks with which the Company enters into repurchase agreement transactions.

Fundamental Policies

           The following investment restrictions are fundamental and cannot be changed without the approval of holders of a majority of the Company's outstanding voting shares, which, as used here, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. The Company's investment policies that are not designated fundamental policies may be changed by the Company without shareholder approval. The percentage limitations set forth below, as well as those described in the Prospectus, are measured and applied only at the time an investment is made or other relevant action is taken by the Company. The investment policies adopted by the Company prohibit the Company from:

           (1) Issuing senior securities, borrowing money or pledging its assets, except that the Company may borrow from a lender (i) for temporary or emergency purposes, (ii) for such short-term credits as may be necessary for the clearance or settlement of transactions, (iii) to finance repurchases of its shares (see "Stock Purchases and Tenders") in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed), or (iv) to pay any dividends required to be distributed in order for the Company to maintain its qualification as a regulated investment company under the Code or otherwise to avoid taxation under the Code. Additional investments will not be made when borrowings exceed 5% of the Company's total assets. The Company may pledge its assets to secure such borrowings.

          (2)  Purchasing securities on margin.

           (3) Underwriting the securities of other issuers, except insofar as the Company may be deemed an underwriter in the course of disposing of portfolio securities.

             (4) Concentrating investments in particular industries. The Company's policy is not to concentrate investments, i.e., to limit its investments in any one industry, so that it will make no additional investment in any industry if such investment would result in its having over 25% of the value of its assets at the time in such industry.

           (5) Engaging in the purchase and sale of real estate or real estate or mortgage-backed securities.

          (6) Purchasing or selling commodities or commodities contracts.

           (7) Making loans to others, except through the purchase of qualified (publicly distributed bonds, debentures or other securities) debt obligations, the entry into repurchase agreements and loans of portfolio securities consistent with the Company's investment objectives and policies.

            (8)    Investing  in  foreign  securities  (including
American Depository Receipts).

           (9) Investing in restricted securities as defined in Rule 144.

Other Investment Policies

           The policy of the Company is not to invest its funds for the purpose of purchasing working control in companies except when and if, in the judgment of the Investment Adviser, such investment is deemed advisable. This policy of the Company, which is established by the Board of Directors, is subject to change without stockholder approval.

      Portfolio Turnover. The policy of the Company with respect to portfolio turnover will be to make such changes in its portfolio as its Investment Adviser shall from time to time recommend. The Company cannot accurately predict its turnover rate, but anticipates that its annual quarterly portfolio turnover will not exceed 50%.

                         NET ASSET VALUE

           Net  asset  value  will  be  calculated  (a)  no  less
frequently than weekly, (b) on the last business day of each month and (c) at any other times determined by the Company's Board of Directors. Net asset value is calculated by dividing the value of the Company's net assets (the value of its assets less its liabilities, exclusive of capital stock and surplus) by
the  total  number  of shares of Common Stock  outstanding.   All
securities for which market quotations are readily available are valued at the closing price quoted for the securities prior to the time of determination (but if bid and asked quotations are available, at the mean between the last current bid and asked
prices,  rather  than  the quoted closing price).   Although  the
Company will seek to take into account material changes in value occurring after the close of a market and before the time the Company's net asset value is determined, there can be no assurance that it will be able to do so. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities will be valued as determined in good faith by the Board of Directors. In making this determination the Board will consider, among other things, publicly available information regarding the issuer, market conditions and values ascribed to comparable companies. In instances where the price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board may
prescribe.   Investments in short-term debt securities  having  a
maturity of 60 days or less are valued at amortized cost if their term of maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Company was more than 60 days, unless this is determined by the Board of Directors not to represent fair value. All other securities and assets are taken at fair value as determined in good faith by the Board of Directors, although the actual calculation may be done by others.

           The Common Stock has been conditionally approved for initial inclusion on the Nasdaq SmallCap MarketSM under the symbol "DEMI". In recent periods, shares of closed-end investment companies have generally traded at a discount from net asset value, but in some cases have traded above net asset value. Among the factors which may be expected to affect whether shares of the Company trade above or below net asset value are portfolio investment results and supply and demand for shares of the Company. The Company cannot predict whether the Common Stock will trade at, above or below net asset value.

                            TAXATION

           The  following discussion reflects certain  applicable
tax  laws  as  of  the  date  of  this  Statement  of  Additional
Information.   For additional tax information see  "Taxation"  in
the Company's Prospectus.
                               A-5

Taxation of the Company

           The Company intends to elect and qualify each year to be treated as a regulated investment company for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended. In order to so qualify, the Company must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities and gains from the sale or other disposition of securities or certain other related income; (b) derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "short-short rule"); and (c) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the value of the Company's assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Company's assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Company's assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the Company controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

           If the Company qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income, then the Company will not be subject to federal income tax on the income so distributed. However, the Company would be subject to corporate income tax on any undistributed income. In addition, the Company will be subject to a nondeductible 4% excise tax on the amount by which the income it distributes in any calendar year is less than a statutorily designated, required amount. For purposes of the excise tax, the required distribution for any calendar year equals the sum of: (a) 98% of the Company's ordinary income for such calendar year; (b) 98% of the Company's capital gain net income for the one-year period ending on October 31 of that year; and (c) 100% of the Company's undistributed ordinary income and capital gain net income from prior years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and taxed in the hands of, the Company will be treated as having been distributed. The Company may elect to retain its net capital gain and pay corporate income tax thereon. In such event, each stockholder of record on the last day of the Company's taxable year would be required to include in income for tax purposes his or her proportionate share of the Company's undistributed net capital gain. Each stockholder would be entitled to credit his or her proportionate share of the tax paid by the Company against his federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the stockholder would be entitled to increase the basis of his shares for federal income tax purposes by an amount equal to 65% of his proportionate share of the undistributed net capital gain.

          The Company may elect to retain all or a portion of its net capital gain, as described under "Taxation of Stockholders" below.

           Any capital losses resulting from the disposition of securities can only be used to offset capital gains and cannot be used to reduce the Company's ordinary income. Such capital losses may be carried forward by the Company for eight years.

           The Company may acquire securities which do not pay interest currently in an amount equal to their effective interest rate, such as zero coupon, pay-in-kind, or delayed interest
securities.   As  the holder of such a security, the  Company  is
required to include in taxable income the original issue discount that accrues on the security for the taxable year, even if the Company receives no payment on the security during the year. Because the Company must distribute annually substantially all of its investment company taxable income, including any original issue discount, in order to qualify as a regulated investment company and to avoid imposition of the 4% excise tax, the Company may be required in a particular year to distribute dividends in an amount that is greater than the total amount of cash the Company actually receives as distributions on the securities it
owns.   Those distributions will be made from the Company's  cash
assets or from the proceeds of sales of portfolio securities, if necessary. The Company may realize capital gains or losses from those sales, which would increase or decrease the Company's
investment  company  taxable income  or  net  capital  gain.   In
addition, such gains may be realized on the disposition of securities held for less than three months. Because of the short-short rule, (as described above) and its possible effect on the Company's qualification as a regulated investment company for tax purposes, such gains could reduce the Company's ability to sell
other   securities,  or  certain  options,  futures  or   forward
contracts, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

           The Company may also acquire securities at a market discount. Market discount is generally equal to (other than in the case of an obligation issued with original issue discount) the excess of the stated redemption price of the obligation at maturity over the purchase price at which it is acquired by a subsequent purchaser. Market discount is treated as interest income, rather than as capital gain, when recognized by the purchaser.

          The Company's taxable income will in part be determined on the basis of reports made to the Company by the issuers of the securities in which the Company invests. The tax treatment of certain securities in which the Company may invest is not free from doubt and it is possible that an Internal Revenue Service examination of the issuers of such securities or of the Company could result in adjustments to the income of the Company.

Taxation of Stockholders

          Dividends distributed by the Company will not generally be eligible for the dividends received deduction in the hands of corporate stockholders, except to the extent that the Company's taxable income consists of dividends received from domestic corporations and certain other requirements are met.

           Dividends and other distributions by the Company are generally taxable to the stockholders at the time the dividend or distribution is made. However, any dividends declared by the Company in October, November or December and made payable to stockholders of record in such a month would be taxable to stockholders as of December 31, provided that the dividend is paid no later than the following January.

           If a stockholder purchases shares of Common Stock at a cost that reflects an anticipated dividend, such dividend will be taxable even though it represents economically in whole or in part a return of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a dividend distribution.

          The Company will, within 60 days after the close of its taxable year, send written notices to stockholders regarding the tax status of all distributions made during the year. The foregoing discussion is a summary of certain of the current federal income tax laws regarding the Company and investors in the shares of Common Stock, and does not deal with all of the federal income tax consequences applicable to the Company, or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Company.

           For additional information on taxation, see "Taxation" in the Company's Prospectus.

                     OFFICERS AND DIRECTORS

                                           PRINCIPAL OCCUPATIONS
NAME AND ADDRESS    AGE    OFFICE          DURING PAST FIVE
                                           YEARS
Nathan A. Chapman,  38     President,           President, Chief
Jr.*                       Chairman of     Executive Officer and
401 E. Pratt St.,          Board of        Treasurer since 1986
28th Floor                 Directors and   of The Chapman Co.
Baltimore, Maryland        Director        and President and
21202                                      Chief Executive
                                           Officer of Chapman
                                           Capital Management,
                                           Inc. since 1988.
                                           President and
                                           Chairman of the Board
                                           of The Chapman Funds,
                                           Inc. since 1988.

     Ronald A.      46     Director        Senior Partner,
White                                      Ronald A. White, P.C.
401 E. Pratt St.,                          Director of The
28th Floor                                 Chapman Funds, Inc.
Baltimore, Maryland
21202


Earl U. Bravo, Sr.                      48     Vice President  Chief Operating
401 E. Pratt St.,          and Secretary   Officer of The
28th Floor                                 Chapman Co. since
Baltimore, Maryland                        1992.  From March
21202                                      1990 until 1992,
                                           President of Chapman
                                           Capital Management,
                                           Inc.

M. Lynn Ballard                         53     Treasurer            Controller of
401 E. Pratt St., 28t                      The Chapman Co. since
                    h                      1988.
                    F
                    l
                    o
                    o
                    r
Baltimore, Maryland
                    2
                    1
                    2
                    0
                    2

Bonnie Gillette                         43     Assistant       Secretary of The
401 E. Pratt St., 28t      Secretary       Chapman Co. since
                    h                      1987.
                    F
                    l
                    o
                    o
                    r
Baltimore, Maryland
                    2
                    1
                    2
                    0
                    2

                               A-9

James B. Lewis                          48     Director        Chief Clerk-State
401 E. Pratt St.,                          Corporation
28th Floor                                 Commission since
Baltimore, Maryland                        April, 1995. Chief of
21202                                      Staff, Office of the
                                           Governor from
                                           January, 1991 to
                                           April, 1995.  New
                                           Mexico State
                                           Treasurer, December
                                           1985 to January 1991.
                                           County Treasurer,
                                           Bernalillo County
                                           1982-1985.  Director
                                           of The Chapman Funds,
                                           Inc.




     Lottie H.      54     Director

     Independent
Shackelford                                Consultant, City
401 E. Pratt St.,                          Director of the City
28th Floor                                 of Little Rock,
Baltimore, Maryland                        Arkansas 1978 to
21202                                      1995, the City Mayor
                                           of Little Rock,
                                           Arkansas, 1987 to
                                           1989; Vice Chair,
                                           Democratic National
                                           Committee, 1989, Co-
                                           Chair, Democratic
                                           National Committee,
                                           1988.
                                           Director of The
                                           Chapman Funds, Inc.
                                           [/R]

    Robert L.       39     Director        President since 1993
Wallace                                    of the BITH Group,
401 E. Pratt St.,                          Inc.  Senior Vice
28th Floor                                 President of ECS
Baltimore, Maryland                        Technology Inc. from
21202                                      1992-1993.  Assistant
                                           Vice President
                                           Maryland National
                                           Bank from 1990 to
                                           1992.  Author "Black
                                           Wealth Through Black
                                           Entrepreneurship"

________________________

     *Director is interested person of the Company as defined in the 1940 Act.
           The Company will pay each of its directors who is not an affiliated person (as defined in the 1940 Act) of the Investment Adviser a fee of $1,000 per Board meeting attended and will reimburse any out-of-pocket expenses.

                         COMPENSATION TABLE
        (Estimated for the year ended December 31, 1996)


                               Pension              Total
                    Aggregate  or         Estimate  Compensat
                    Compensat  Retiremen  d Annual  ion
Name of             ion from   t          Benefits  from
Person/Position     Company    Benefits   upon      Company
                               Accrued    Retireme  and
                               as Part    nt        Complex
                               of                   Paid to
                               Company              Directors
                               Expenses

NATHAN A. CHAPMAN,    None       None       None      None
JR.
Director,
Chairman,
President

RONALD A. WHITE      $4,000      None       None     $4,000
Director

JAMES B. LEWIS       $4,000      None       None     $4,000
Director

LOTTIE H.            $4,000      None       None     $4,000
SHACKELFORD
Director

ROBERT L. WALLACE    $4,000      None       None     $4,000
Director

EARL U. BRAVO, SR.    None       None       None      None
Vice President &
Secretary

M. LYNN BALLARD       None       None       None      None
Treasurer

BONNIE GILLETTE       None       None       None    None
Assistant
Secretary

           The Charter and Bylaws of the Company provide that the Company will indemnify directors and officers and may indemnify employees or agents of the Company against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Company to the fullest extent permitted by law. In addition, the Company's Charter provides that the Company's directors and officers will not be liable to shareholders for money damages, except in limited instances. However, nothing in the Charter or the Bylaws of the Company protects or indemnifies a director, officer, employee or agent against any liability to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. No insurance obtained by the Company shall protect or purport to protect officers or directors, the investment adviser or any principal underwriter of the Company against any liability to the Company or its shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations and duties.

            Commencing with the first annual meeting of shareholders, the Board of Directors will be divided into three classes, having terms of one, two and three years, respectively. At the annual meeting of shareholders in each year thereafter, the term of one class will expire and directors will be elected to serve in that class for terms of three years. See "COMMON STOCK -- Anti-Takeover Provisions in the Charter" in the Company's Prospectus.


              BROKERAGE AND PORTFOLIO TRANSACTIONS

General

          In making portfolio investments, the Investment Adviser seeks to obtain the best net price and the most favorable execution of orders. The Investment Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Company or the Investment Adviser. The Investment Adviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Company which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Investment Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Investment Adviser's overall responsibilities to the Company. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. The Company's portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which the Investment Adviser determines that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the
Company for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensation to the dealer. The prices paid to underwriters of newly issued securities typically include a concession paid by the issuer to the underwriter, and purchasers of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

           The Company may utilize The Chapman Co. in connection with a purchase or sale of securities when the Investment Adviser believes that, in accordance with the considerations set forth above regarding portfolio investments, the broker's charge for the transaction does not exceed usual and customary levels. In the event that the services of The Chapman Co. are utilized in connection with a purchase or sale of securities to or by the Company, its commissions, fees or other remuneration for effecting such transaction will not exceed usual and customary broker's commissions if the sale is effected on a securities exchange or two percent of the sales price if the sale is effected in connection with a secondary distribution of such securities or one percent of the purchase or sale price of such securities if the sale is otherwise effected unless a larger commission is approved by the Securities and Exchange

     Commission. The Chapman Co. is a full-service brokerage and investment banking firm. As such, it provides financial and advisory services pursuant to agreements to a variety of emerging companies that fit within the Company's investment objectives. As a result, the Company may invest in companies that have such agreements with The Chapman Co. or its affiliates.

           Research services furnished by broker-dealers through which the Company effects securities transactions may be used by the Investment Adviser in managing other investment accounts and, conversely, research services furnished to the Investment Adviser by broker-dealers in connection with other accounts the Investment Adviser advises may be used by the Investment Adviser in advising the Company. Although it is not possible to place a dollar value on these services, the Investment Adviser is of the view that the receipt of such services should not reduce the overall costs of its research services.

            Investment decisions for the Company are made independently from those of other investment accounts managed by the Investment Adviser. If those accounts are prepared to invest in, or desire to dispose of such investments at the same time as the Company, however, available investments or opportunities for sales will be allocated equitably to each client of the Investment Adviser. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Company or the price paid or received by the Company.

                   STOCK PURCHASES AND TENDERS

           Although shares of closed-end investment companies sometimes trade at premiums over net asset value, they frequently trade at discounts. The Company cannot predict whether the Common Stock will trade above, at or below net asset value. The Company believes that, if the Common Stock trades at a discount to net asset value, the share price will not adequately reflect the value of the Company to investors and that investors' financial interests will be furthered if the market price of the Common Stock more closely reflects net asset value per share of the Common Stock. For these reasons, the Company's Board of Directors currently intends to consider from time to time repurchases of Common Stock on the open market or in private transactions or the making of tender offers for Common Stock. The Company may repurchase shares of its Common Stock in the open market or in privately negotiated transactions when the Company can do so at prices below the current net asset value per share on terms that the Board of Directors believes represent a favorable investment opportunity. In addition, the Board of Directors may consider, from time to time, but not more frequently than once every two years, making an offer to each Common Stock shareholder of record to purchase at net asset value shares of Common Stock owned by the shareholder. The Company does not have a fundamental policy with respect to the repurchase of Common Stock and these repurchases are discretionary.

           Before authorizing any repurchase of Common Stock or tender offer to the Common Stock shareholders, the Company's Board of Directors would consider all relevant factors, including the market price of the Common Stock, its net asset value per share, the liquidity of the Company's securities positions, the effect an offer or repurchase might have on the Company or its shareholders and relevant market conditions. Any offer would be made in accordance with the requirements of the 1940 Act and the Securities Exchange Act of 1934. Although the matter will be subject to the review of the Board of Directors at the time, a tender offer is not expected to be made if the anticipated benefit to shareholders and the Company would not be commensurate with the anticipated cost to the Company, or if the number of shares expected to be tendered would not be material.

           No assurance can be given that repurchases and/or tenders will result in the Common Stock's trading at a price that is close or equal to net asset value. The market price of the
Common  Stock  will,  among other things, be  determined  by  the relative demand for, and supply of, the Common Stock in the market, the Company's investment performance, the Company's dividends and investor perception of the Company's overall attractiveness as an investment as compared with other investment alternatives. The Company's acquisition of Common Stock will decrease the total assets of the Company and therefore have the effect of increasing the Company's expense ratio. The Company may borrow money to finance the repurchase of shares subject to the limitations described in this Statement of Additional Information. Any interest on the borrowings will reduce the Company's net income. Because of the nature of the Company's investment objectives, policies and securities holdings, the Investment Adviser does not anticipate that, under normal market conditions, (1) repurchases and tenders will have an adverse effect on the Company's investment performance or (2) it will have any material difficulty in disposing of securities to consummate Common Stock repurchases and tenders.

           When a tender offer is authorized to be made by the Company's Board of Directors, it will be an offer to purchase at a price equal to the net asset value of all (but not less than all) of the shares owned by a Common Stock shareholder (or attributed to the shareholder for federal income tax purposes under the Code). A shareholder who tenders all Common Stock shares owned or considered owned by him or her, as required, will realize a taxable gain or loss depending upon such person's basis in such shares.

           The policy of the Company's Board of Directors with respect to tender offers and to repurchases, which may be changed by the Board of Directors, is that the Company will not accept tenders or effect repurchases if (1) those transactions, if consummated, would (a) result in the exclusion of the Common Stock from the Nasdaq SmallCap MarketSM or (b) impair the Company's status as a regulated investment company under the Code; (2) the Company would not be able to liquidate securities to repurchase Common Stock in an orderly manner that is consistent with the Company's investment objectives and policies; or (3) there is, in the Board's judgment, any material (a) legal action or proceeding instituted or threatened challenging the transactions or otherwise materially adversely affecting the Company, (b) suspension of or limitation on prices for trading securities generally on the Nasdaq SmallCap MarketSM or any exchange on which securities held by the Company are traded,
(c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by banks in the United

      States, (d) limitation affecting the Company or issuers of securities held by the Company imposed by federal, state or local authorities on the extension of credit by lending institutions,
(e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States or (f) other event or condition that would have a material adverse effect on the Company or its shareholders if shares of Common Stock were repurchased. The Board of Directors may modify these conditions in light of experience.

           If the Company liquidates securities in order to repurchase shares of Common Stock, the Company may realize gains and losses. Gains, if any, may be realized on securities held for less than three months. Because the Company must derive less than 30% of its gross income for any taxable year from the sale or disposition of securities held for less than three months in order to retain the Company's regulated investment company status under the Code, gains realized by the Company upon a liquidation of securities held for less than three months would reduce the amount of gain on the sale of other securities held for less than three months that the Company could realize in the ordinary course of its investment operations, which may adversely affect the Company's performance. The Company's turnover rate may or may not be affected by the Company's repurchases of shares of Common Stock pursuant to a tender offer.

             REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholder of DEM, Inc.:

     We have audited the accompanying statement of assets and liabilities of DEM, Inc. as of November 30, 1995. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.


     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the assets and liabilities of DEM, Inc. as of November 30, 1995, in conformity with generally accepted accounting principles.


                              ARTHUR ANDERSEN LLP


Baltimore, Maryland
     November 30, 1995

                            DEM, INC.


               STATEMENT OF ASSETS AND LIABILITIES

                     AS OF NOVEMBER 30, 1995


                             ASSETS


Cash                                    $  100,005

Deferred organization costs (Note 1)        28,340

Deferred offering costs (Note 1)            82,678

              Total assets              $  211,023


                           LIABILITIES

Accrued expenses (Note 1)               $  111,018

Net assets (applicable to 6,667 shares of Common Stock
     issued and outstanding $.00001 par value, 500 million
     shares authorized) (Note 1)           100,005

             Total liabilities and net assets$  211,023

Net asset value per share            $          15


 The accompanying notes are an integral part of this statement.

                              DEM, INC.


                  NOTES TO FINANCIAL STATEMENTS

                        NOVEMBER 30, 1995


1.   SIGNIFICANT ACCOUNTING POLICIES:

General

DEM, Inc. (the Company) was incorporated on October 20, 1995, in the state of Maryland and is registered as a close-ended management investment company under the Investment Company Act of 1940, as amended. As of November 30, 1995, the Company has had no operations other than organizational matters and the issuance of 6,667 shares of common stock for $100,005 to Chapman Capital Management, Inc. The Company's financial statements are prepared in accordance with generally accepted accounting principles.

Organizational Costs

Costs incurred by the Company in connection with its organization ($28,340) have been deferred and will be amortized on a straight-line basis from the date upon which the Company commences operation of its investment activities over a five-year period. Offering expenses incurred to-date of $82,678 that have been deferred, will be charged to capital upon completion of the offering, along with other offering expenses expected to be incurred which is estimated to be approximately $6,130. Of the total accrued expenses as of November 30, 1995, $15,048 was payable to the Chapman Capital Management, Inc. and $52,091 was payable to an officer for expenses paid on behalf of the Company.


     If any of the initial shares of the Company are redeemed by any shareholder thereof during the period of amortization of organization costs, the redemption proceeds will be reduced by the pro-rata amount of unamortized organization costs, based on the number of initial shares being redeemed to the number of initial shares outstanding.

    Income Taxes

The Company intends to elect and qualify each year to be treated as a regulated investment company (a RIC) for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended. In order to so qualify, the Company must satisfy certain tests regarding the source of its income, diversification of its assets and distribution of its income. If the Company otherwise qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income, then the Company will  not  be  subject to federal income tax  on  the  income  so distributed. However, the Company would be subject to a corporate income tax on any undistributed income. In addition, the Company will be subject to a nondeductible 4% excise tax on the amount by which the amount it distributes in any calendar year is less than a statutorily-designated, required amount of its regulated investment company income and its capital gain net income (generally 98%).

2.   INVESTMENT ADVISORY, ADMINISTRATION AND OTHER SERVICES:

The investment adviser to the Company is Chapman Capital Management, Inc. (the Adviser and CCM). Pursuant to an
Investment Advisory Agreement, the Adviser will receive an advisory fee from the Company at an annual rate of 90% of the average weekly net assets of the Company.

CCM serves as the Company's administrator and is compensated for those services at an annual rate of .15% of the average weekly net assets of the Company. The Chapman Co. will be the
Underwriter for the Company. As Underwriter, The Chapman Co. will receive a 2.7% ($.40 per share sold) management fee. In addition, the Underwriter and any other broker-dealer participating in the selling group will be paid a commission not to exceed 4.3% ($.65 per share sold).

                            DEM, Inc.


                   PART C   OTHER INFORMATION


          Item 24.       Financial Statements and Exhibits.

               (1)  Financial Statements

                    Part A - None

                       Part B -    Report of Independent Public
Accountants
                          Statement of Assets and Liabilities
                          Notes to Statement of Assets and
Liabilities

               (2)  Exhibits:

                    (a)  --   Charter.
                    (b)  --   Bylaws.
                    (c)  --   Not Applicable.
                         (d)  --   (1) See Dividend Reinvestment
                         Plan.
                                   (2) See Charter.
                    (e)  --   Dividend Reinvestment Plan.
                    (f)  --   Not Applicable.
                         (g)  --   Advisory and Administrative
                         Services Agreement between the Company
                         and Chapman Capital Management, Inc.
                         (h)  --   Placement Agency Agreement
                         between the Company and Chapman Capital
                         Management, Inc.
                    (i)  --   Not Applicable.
                         (j)  --   Custody Agreement between the
                         Company and UMB Bank, N.A.
                         (k)  (1)  Transfer Agency Services
                         Agreement between the Company and
                         Fund/Plan Services, Inc.
                              (2)  Escrow Agreement between the
                         Company and UMB Bank, N.A.
                              (3)  Custody Administration and
                         Agency Agreement between the Company and
                         Fund/Plan Services, Inc.
                         (l)  --   Opinion and Consent of
                         Venable, Baetjer and Howard, LLP
                    (m)  --   Not Applicable.
                         (n)  --   Consent of Arthur Andersen
                         LLP, independent public accountants for
                         the Company.
                    (o)  --   Not Applicable.
                         (p)  --   Subscription Agreement between
                         the Company and Chapman Capital
                         Management, Inc.

                    (q)  --   Not Applicable.
                    (r)  --   Not Applicable.
                        (s)   --   Power of Attorney.

          Item 25.       Marketing Arrangements.

                            None.

          Item 26.       Other Expenses of Issuance and
Distribution.

                The  following  table sets  forth  the  estimated
          expenses   to  be  incurred  in  connection  with   the
          organization of the Company and the offering described in this Registration Statement:

          Registration fees                $ 6,173
             Nasdaq System listing fee   6,000
          NASD registration fee              2,000
             Blue Sky fees and expenses  4,975
          Printing and engraving expenses    3,000
          Legal fees and expenses           85,000
          Accounting fees and expenses      10,000
             Total                    $117,148

                    Item 27.  Persons Controlled by or Under
                    Common Control with Registrant.

               Upon conclusion of the initial public offering of the Company's shares, it is anticipated that no person will be controlled or under common control with the Company.

          Item 28.  Number of Holders of Securities.

                Common  Stock, par value $.00001 per share:   one
          record  holder  as  of  the  effective  date  of   this
          Registration Statement.

          Item 29.  Indemnification.

                Section 2-418 of the General Corporation  Law  of
          the State of Maryland, Article VIII of the Company's Articles of Amendment and Restatement, Article 5.2 of the Company's Bylaws and the Placement Agency Agreement to be filed as Exhibit h provides for indemnification.

                 Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Item 30.  Business and Other Connections of Investment
Adviser.

                For information regarding the business of the Investment Adviser see "Management of the Company" in the Company's Prospectus.

          Name and Position
          with Investment Adviser  Other Business

              Nathan A.     President, Chief Executive Officer
          Chapman, Jr.      and Treasurer of The Chapman Co.
          Director,         and President and Chief Executive
          Chairman of the   Officer of Chapman Capital
          Board, President  Management, Inc.  President and
                            Chairman of the Board of The
                            Chapman Funds, Inc.

M. Lynn Ballard                      Controller of The Chapman Co. and
          Treasurer         Treasurer of The Chapman Funds,
                            Inc.
Bonnie Gillette                      Secretary of The Chapman Co. and
          Secretary         Secretary of The Chapman Funds,
                            Inc.
Samuel C. Gardener                   Attorney, Bell and Gardner, P.C.
          Director

Theron Stokes                        Attorney, Alabama Education
          Director          Association

Alan J. Wade                         Attorney, Heiskell, Donelson,
          Director          Bearman, Adams, Williams & Kirsch

          Item 31.  Location of Accounts and Records.

                All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the office of the Investment Adviser at The World Trade Center-Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

          Item 32.  Management Services.

                         Not Applicable


          Item 33.  Undertakings.

                     (1)   Registrant undertakes to  suspend  the
          offering of the shares of the Common Stock covered hereby until it amends its Prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement, or
          (2) its net asset value increases to an amount greater than its net proceeds as stated in the Prospectus contained herein.

                    (2)  Not applicable.

                    (3)  Not applicable.

                     (4)(a)     Registrant  undertakes  to  file,
          during any period in which offers or sales are being made, a post-effective amendment to this Registration
          Statement:

                     (1)   to include any prospectus required  by
               Section 10(a)(3) of the Securities Act of 1933, as amended;

                     (2)   to reflect in the Prospectus any facts
               or events after the effective date of this Registration Statement (or the most recent post-effective amendment hereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in this Registration Statement; and

                    (3) to include any material information with respect to the plan of distribution not previously disclosed in this Registration Statement or any material change to such information in this Registration Statement.

                    (4)(b)    Registrant undertakes that, for the
               purpose of determining any liability under the Securities Act of 1933, as amended, each subsequent post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

                     (4)(c)     Registrant undertakes  to  remove
               from registration by means of post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

                     (5)(a)    For the purpose of determining any
               liability under the Securities Act of 1933, as amended, the information omitted from the form of Prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

                     (5)(b)    For the purpose of determining any
               liability under the Securities Act of 1933, as amended, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                     (6)   Registrant undertakes to send by first
               class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                           SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, and State of Maryland, as of December 6, 1995.



                         DEM, INC.



                         By:/s/ NATHAN A. CHAPMAN, JR.
                              Nathan A. Chapman, Jr.
                              President and Chief Executive
Officer


           Pursuant to the requirements of the Securities Act of 1993, this Registration Statement has been signed below by the following in the capacities and on the date indicated.

Signatures               Title                Date

/s/ NATHAN A. CHAPMAN,   President, Chairman       December
JR.                      of the Board and     6, 1995
Nathan A. Chapman, Jr.   Director (Principal
                         Executive Officer)

     /s/ M. LYNN

     Treasurer       December 6,
BALLARD                  (Principal           1995
M. Lynn Ballard          Financial and
                         Accounting Officer)
                         [/R]
The Entire Board of
Directors
                              James B. Lewis
    Nathan A. Chapman,   Lottie H.
Jr.                      Shackelford
    Robert L. Wallace
    Ronald A. White

                                              December 6,


     By:/s/ NATHAN A.                         1995
CHAPMAN
     Nathan A. Chapman,
Jr.
     Attorney-in-
Fact[/R]

                          DEM, INC.
                        EXHIBIT INDEX

Exhibit A      Charter

Exhibit B      Bylaws

Exhibit E      Dividend Reinvestment Plan

Exhibit G      Advisory and Administrative Services
Agreement

Exhibit H      Placement Agency Agreement

Exhibit J      Custody Agreement

Exhibit K(1)        Escrow Agreement

Exhibit K(2)        Custody Administration & Agency
Agreement

Exhibit K(3)        Transfer Agency Services Agreement

Exhibit L      Opinion of Venable, Baetjer and Howard, LLP

Exhibit N      Consent of Arthur Andersen LLP

Exhibit P      Subscription Agreement

Exhibit S(1)        Directors' Power of Attorney

Exhibit S(2)        Wallace Power of Attorney